Income Taxes	3 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

Income tax expense (benefit) was as follows:

	For the Three Months Ended March 31,		For the Years Ended December 31,
	2012	2011	2011	2010
	(Unaudited)
Current expense (benefit)
Federal	$318	$—	$734	$526
State	—	—	—	—

	318	—	734	526

Deferred expense
Federal	(71)	170	1	19
State	22	59	136	126

	(49)	229	137	145

Change in valuation allowance related to realization of net state deferred tax asset	(22)	(59)	(135)	(126)

Total	$247	$170	$736	$545

The net deferred tax assets at March 31, 2012 (unaudited), December 31, 2011 and 2010 are as follows:

	March 31,	December 31,
	2012	2011	2010
Deferred tax assets
Deferred officer compensation	$768	$758	$656
Bad debt expense	1,535	1,461	1,517
Federal net operating loss carryforwards	—	—	311
Indiana net operating loss carryforwards	—	38	207
Tax credit carryforwards	395	509	308
Write downs of other real estate owned	98	57	51
Capital loss carryforwards	102	102	107
Nonaccrual loan interest	229	176	149
Market value of adjustment on acquired assets and liabilities	79	87	115
Net unrealized losses on interest rate swaps	740	769	510
Other	103	106	105

	4,049	4,063	4,036

Deferred tax liabilities
Mortgage servicing rights	(132)	(135)	(159)
Accretion	(9)	(3)	(2)
FHLB stock dividends	(137)	(137)	(145)
Deferred loan fees	(59)	(69)	(51)
Prepaid expenses	(119)	(111)	(108)
Depreciation	(332)	(355)	(364)
Net unrealized gains on securities available for sale	(1,820)	(1,815)	(227)
Amortization of other intangible assets	(172)	(184)	(260)

	(2,780)	(2,809)	(1,316)
Valuation allowance	(397)	(419)	(554)

	$872	$835	$2,166

The valuation allowance has been established against the portion of the Company’s net state tax deferred tax asset that management feels is not realizable as of March 31, 2012 (unaudited), December 31, 2011 and 2010. The Company has an Indiana net operating loss carryforward of approximately $0, $682 and $3,477 at March 31, 2012 (unaudited), December 31, 2011 and 2010 which will expire in 2022, if not used. The Company also has Indiana enterprise zone credit carryforwards of approximately $107, $118 and $118 at March 31, 2012 (unaudited), December 31, 2011 and 2010 which will expire in 2013 through 2017, if not used. The Company has federal net operating loss carryforwards of $0, $0 and $227 as of March 31, 2012 (unaudited), December 31, 2011 and 2010 which will expire in 2025 through 2027. The Company has a federal capital loss carryforward of $24, $24 and $48 at March 31, 2012 (unaudited), December 31, 2011 and 2010, which will expire in 2012. The Company also has a state capital loss carryforward of $1,988, $1,988 and $2,010 at March 31, 2012 (unaudited), December 31, 2011 and 2010 which will expire in 2014. Additionally, the Bank also has federal AMT credit carryforwards of approximately $324, $431 and $230 at March 31, 2012 (unaudited), December 31, 2011 and 2010 which has no expiration date.

Total income tax expense differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income (loss) before income taxes as a result of the following:

	For the Three Months Ended March 31,		For the Years Ended December 31,
	2012	2011	2011	2010
	(Unaudited)

Expected income tax expense at Federal tax rate	$399	$322	$1,353	$1,066
Increase (decrease) resulting from:

Effect of tax exempt income (net)	(153)	(153)	(617)	(513)

Other, net	1	1	—	(8)

Total income tax expense	$247	$170	$736	$545

Effective tax rate	21.04%	17.93%	18.50%	17.38%

Unrecognized Tax Benefits

The Company has no unrecognized tax positions at March 31, 2012 (unaudited), December 31, 2011 or 2010 not already addressed by the deferred tax asset valuation allowance.

Federal income tax laws provided savings banks with additional bad debt deductions through 1995, totaling $2,659 for the Company. Accounting standards do not require a deferred tax liability to be recorded on this amount, which liability would otherwise total $904 at March 31, 2012 (unaudited), December 31, 2011 and 2010. If the Company were liquidated or otherwise ceases to be a bank or if tax laws change, the $904 would be recorded as expense.